NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 6.	NOTES PAYABLE

The Company had the following notes payable:
(in thousands)	September 30, 2012	December 31, 2011
Joint Venture note	$10,212	$10,374
FHLB advances	25,000	25,000
	$35,212	$35,374

At the completion of the construction of the Company’s headquarters building in 2005 and as part of a joint venture investment related to the building, the Company and the other joint venture partners guaranteed a Joint Venture (“JV”) note to finance certain costs of the building. This note is secured by the building, bears a fixed rate of 5.81% and requires monthly principal and interest payments until its maturity on June 1, 2016. This note was current at September 30, 2012.

At September 30, 2012 and December 31, 2011, the Company’s five fixed-rate FHLB advances total $25,000,000, have a weighted average rate of 2.61% and 2.87%, respectively, and require interest-only monthly payments. At September 30, 2012, the FHLB advances have maturities between June 2013 and August 2016.The FHLB advances are collateralized by a blanket lien on qualifying first mortgages, home equity loans, multi-family loans and certain farmland loans which totaled approximately $43,997,000 and $47,316,000 at September 30, 2012 and December 31, 2011, respectively.

NOTE 7. NOTES PAYABLE

At December 31 the Company had the following notes payable:

	2011	2010
Joint Venture note	$10,373,896	$10,581,489
FHLB advances	25,000,000	25,000,000
	$35,373,896	$35,581,489

At the completion of the construction of the Company’s headquarters building in 2005 and as part of a joint venture investment related to the building, the Company and the other joint venture partners guaranteed a JV note to finance certain costs of the building. This note is secured by the building, bears a fixed rate of 5.81% and requires monthly principal and interest payments until its maturity on June 1, 2016. The balance of this JV note was $10,373,896, and $10,581,489 as of December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company’s five fixed-rate FHLB advances total $25,000,000, have a weighted average rate of 2.87%, require interest-only monthly payments, and have maturities between July 2012 and July 2014. The FHLB advances are collateralized by a blanket lien on qualifying first mortgages, home equity loans, multi-family loans and certain farmland loans which totaled approximately $47,316,000 and $49,854,000 at December 31, 2011 and 2010, respectively. During 2009, the Company refinanced its FHLB advances into the five advances noted above, in anticipation of possible inflationary pressures at that time, and incurred a prepayment cost of approximately $324,000 charged to 2009 interest expense.

At December 31, 2010, the Company had a zero outstanding balance on its $10,000,000 line of credit with a third party bank, bearing interest of one-month LIBOR plus 2.50%, but not less than a floor rate of 4.50%, with quarterly payments of interest only. On October 17, 2011, the Company replaced this line with a $7,500,000 line of credit with a different third party bank bearing an interest rate of one-month LIBOR plus 2.25%, but not less than a floor rate of 4.25%, with quarterly payments of interest only. The outstanding balance was zero at December 31, 2011.

The following table shows the maturity schedule of the notes payable as of December 31, 2011.

Years Ending December 31,
2012	$5,218,413
2013	10,233,377
2014	10,247,502
2015	262,481
2016	9,412,123
$35,373,896